RIGHT OF USE ASSETS - Carrying amounts of the lease liabilities and the movements (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
RIGHT OF USE ASSETS
Balance		Rp 17,217	Rp 18,983
Additions		4,308	1,904
Deduction		(6,676)	(4,735)
Accrued interest			1,065	Rp 28
Payment	$ (352)	(4,959)	(4,735)
Balance		Rp 14,877	17,217
The portion that matures within one year	(342)		(4,663)	(4,805)
Long-term portion	$ 717		Rp 12,554	Rp 10,072